INVESTMENT PROPERTIES (Tables)	6 Months Ended
Jun. 30, 2023
Investment property [abstract]
Disclosure of detailed information about investment property
The following table presents the change in the fair value of the company’s investment properties:

AS AT AND FOR THE SIX MONTHS ENDED JUN. 30, 2023 (MILLIONS)
Fair value, beginning of period	$115,100
Additions	5,138
Changes in basis of accounting	29
Dispositions[1]	(1,758)
Fair value changes	778
Foreign currency translation and other	493
Fair value, end of period[2]	$119,780
1.Includes amounts reclassified to held for sale.
2.As at June 30, 2023, the ending balance includes $4.7 billion of Right-of-use (“ROU”) investment properties (December 31, 2022 – $4.4 billion).
The following table summarizes the key valuation metrics of the company’s investment properties:

AS AT JUN. 30, 2023	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core	6.2%	4.6%	11
Transitional and Development[1]	7.7%	6.0%	10
LP Investments[1]	8.3%	5.8%	12
Other investment properties[2]	13.1%	n/a	n/a
1.The rates presented are for investment properties valued using the discounted cash flow method. These rates exclude multifamily, triple net lease, student housing, manufactured housing and other investment properties valued using the direct capitalization method.
2.Other investment properties include investment properties held in our direct investments.

Disclosure of fair value measurement of assets [text block]
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2023			2022
AS AT JUN. 30, 2023 AND DEC. 31, 2022 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$49	$1,572	$—	$91	$1,475	$—
Corporate bonds	61	1,889	740	65	1,754	324
Fixed income securities and other	408	2,067	4,046	493	2,099	3,376
Common shares and warrants	3,971	769	2,701	3,975	377	2,120
Loans and notes receivables	—	63	8	22	26	5
	4,489	6,360	7,495	4,646	5,731	5,825
Accounts receivable and other	3	3,553	19	12	3,731	6
	$4,492	$9,913	$7,514	$4,658	$9,462	$5,831
Financial liabilities
Accounts payable and other	$4	$4,558	$2,170	$7	$4,469	$2,419
Subsidiary equity obligations	—	442	512	—	441	673
	$4	$5,000	$2,682	$7	$4,910	$3,092
The following table presents our investment properties measured at fair value:

AS AT JUN. 30, 2023 (MILLIONS)
Core	$19,112
Transitional and Development	24,216
LP Investments	75,496
Other investment properties	956
$119,780

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Jun. 30, 2023	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Corporate bonds	$740	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Fixed income securities and other	4,046	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	2,701	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
		Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	19 / (2,170)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Limited-life funds (subsidiary equity obligations)	(512)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Significant unobservable inputs (Level 3) are utilized when determining the fair value of investment properties. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis[1]	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	•Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value	•Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	•Increases (decreases) in terminal capitalization rate decrease (increase) fair value	•Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value	•Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
1.Certain investment properties are valued using the direct capitalization method instead of a discounted cash flow model. Under the direct capitalization method, a capitalization rate is applied to estimated current year cash flows.